PACIFIC GLOBAL ETFs
PACIFIC GLOBAL SENIOR LOAN ETF
Portfolio of Investments
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Fair Value
BANK LOANS - 88.4%
Basic Materials - 4.1%
Diamond BC BV 3.12% (1 Month LIBOR USD + 3.00%), 9/6/2024 (a)	$247,442	$246,595
Nouryon USA LLC 2.86% (1 Month LIBOR USD + 2.75%),10/1/2025 (a)	477,327	470,714
Solenis International LP
4.15% (1 Month LIBOR USD + 4.00%), 6/26/2025 (a)	628	628
4.19% (3 Months LIBOR USD + 4.00%), 6/26/2025 (a)	208,990	208,728
4.23% (3 Months LIBOR USD + 4.00%), 6/26/2025 (a)	32,044	32,004
US Silica Co. 5.00% (1 Month LIBOR USD + 4.00%), 5/1/2025 (a)	249,352	241,373
		1,200,042
Communications - 11.0%
Charter Communications Operating LLC 1.87% (1 Month LIBOR USD + 1.75%), 2/1/2027 (a)	491,250	489,501
Clear Channel Outdoor Holdings, Inc. 3.71% (3 Months LIBOR USD + 3.50%), 8/21/2026 (a)	247,487	238,448
CSC Holdings LLC 2.36% (1 Month LIBOR USD + 2.25%), 7/17/2025 (a)	488,579	482,987
Intelsat Jackson Holdings SA 8.00% (3 Months LIBOR USD + 4.75%), 11/27/2023 (a)	500,000	509,432
Level 3 Parent LLC 1.87% (1 Month LIBOR USD + 1.75%), 3/1/2027 (a)	337,328	333,393
SBA Senior Finance II LLC 1.87% (1 Month LIBOR USD + 1.75%), 4/11/2025 (a)	476,525	471,750
Uber Technologies, Inc. 3.61% (1 Month LIBOR USD + 3.50%), 2/25/2027 (a)	477,500	476,268
Zayo Group Holdings, Inc. 3.12% (1 Month LIBOR USD + 3.00%), 3/9/2027 (a)	222,697	221,200
		3,222,979
Consumer, Cyclical - 21.7%
1011778 BC ULC 1.87% (1 Month LIBOR USD + 1.75%), 11/19/2026 (a)	329,967	324,503
American Airlines, Inc. 5.50%, (1 Month LIBOR USD + 4.75%), 03/10/2028	500,000	512,892
Bombardier Recreational Products, Inc. 2.12% (1 Month LIBOR USD + 2.00%), 5/24/2027 (a)	240,132	237,863
Caesars Resort Collection LLC 2.87% (1 Month LIBOR USD + 2.75%), 12/23/2024 (a)	483,750	477,333
ClubCorp Holdings, Inc. 3.00% (3 Months LIBOR USD + 2.75%), 9/18/2024 (a)	482,500	454,831
Core & Main LP 3.75%, (1 Month LIBOR USD + 2.75%), 08/01/2024	500,000	498,950
Diamond Resorts International, Inc. 4.75%, (1 Month LIBOR USD + 3.75%), 09/01/2023	500,000	500,690
Formula One Management Ltd. 3.50% (1 Month LIBOR USD + 2.50%), 2/1/2024 (a)	500,000	496,055
GYP Holdings III Corp. 2.87% (1 Month LIBOR USD + 2.75%), 6/2/2025 (a)	422,017	420,645
Hilton Worldwide Finance LLC 1.87% (1 Month LIBOR USD + 1.75%), 6/22/2026 (a)	461,991	458,429
Navistar, Inc. 3.62% (1 Month LIBOR USD + 3.50%), 11/6/2024 (a)	242,500	242,955
Playa Resorts Holding BV 3.75% (1 Month LIBOR USD + 2.75%), 4/29/2024 (a)	240,638	231,889
Scientific Games International, Inc. 2.87% (1 Month LIBOR USD + 2.75%), 8/14/2024 (a)	487,437	479,017
SeaWorld Parks & Entertainment, Inc. 3.75% (1 Month LIBOR USD + 3.00%), 4/1/2024 (a)	492,308	485,615
SRS Distribution, Inc. 3.12% (1 Month LIBOR USD + 3.00%), 5/23/2025 (a)	243,750	240,841
Univar Solutions USA, Inc. 2.37% (1 Month LIBOR USD + 2.25%), 7/1/2024 (a)	271,287	270,673
		6,333,181
Consumer, Non-cyclical - 10.5%
Alphabet Holding Co, Inc. 3.62% (1 Month LIBOR USD + 3.50%), 9/26/2024 (a)	498,708	495,943
Avantor, Inc. 3.25% (1 Month LIBOR USD + 2.25%), 11/21/2024 (a)	53,853	53,954
Bausch Health Americas, Inc. 3.12% (1 Month LIBOR USD + 3.00%), 6/2/2025 (a)	361,401	360,682
Da Vinci Purchaser Holdings LP 5.00% (3 Months LIBOR USD + 4.00%), 1/8/2027 (a)	497,494	498,426
HCA, Inc. 1.87% (1 Month LIBOR USD + 1.75%), 3/13/2025 (a)	486,328	486,676
Prestige Brands, Inc. 2.12% (1 Month LIBOR USD + 2.00%), 1/26/2024 (a)	198,022	198,166
US Foods, Inc. 1.87% (1 Month LIBOR USD + 1.75%), 6/27/2023 (a)	470,206	464,745
Verscend Holding Corp. (d)	500,000	500,695
		3,059,287
Energy - 1.6%
Arch Coal, Inc. 3.75% (1 Month LIBOR USD + 2.75%), 3/7/2024 (a)	240,601	225,564
Traverse Midstream Partners LLC 6.50% (1 Month LIBOR USD + 5.50%), 9/27/2024 (a)	248,038	246,643
		472,207
Financials - 4.4%
Avolon TLB Borrower 1 US LLC 2.50% (1 Month LIBOR USD + 1.75%), 1/15/2025 (a)	175,812	175,460
Deerfield Dakota Holding LLC 4.75% (1 Month LIBOR USD + 3.75%), 4/9/2027 (a)	496,250	497,490
HUB International Ltd. 3.22% (3 Months LIBOR USD + 3.00%), 4/25/2025 (a)	243,125	240,057
USI, Inc. 3.25% (3 Months LIBOR USD + 3.00%), 5/16/2024 (a)	386,000	382,175
		1,295,182
Industrial - 21.5%
Apex Tool Group LLC 6.50% (1 Month LIBOR USD + 5.25%), 8/1/2024 (a)	440,085	440,602
Brand Industrial Services, Inc. 5.25% (3 Months LIBOR USD + 4.25%), 6/21/2024 (a)	487,342	480,826
Dynasty Acquisition Co, Inc. 3.75% (3 Months LIBOR USD + 3.50%), 4/6/2026 (a)	320,297	311,343
Gardner Denver, Inc. 2.87% (1 Month LIBOR USD + 2.75%), 3/1/2027 (a)	496,250	495,888
Gates Global LLC 3.50% (1 Month LIBOR USD + 2.75%), 3/31/2027 (a)	237,103	236,774
GFL Environmental, Inc. 3.50% (3 Months LIBOR USD + 3.00%), 5/30/2025 (a)	252,505	252,978
Graham Packaging Co, Inc. 3.75% (1 Month LIBOR USD + 3.00%), 8/4/2027 (a)	489,831	487,411
Kloeckner Pentaplast of America, Inc. 5.25% (3 Months LIBOR USD + 4.25%), 02/04/2026 (a)	500,000	499,375
Plastipak Holdings, Inc. 2.62% (1 Month LIBOR USD + 2.50%), 10/15/2024 (a)	223,717	223,278
Pregis TopCo LLC 3.87% (1 Month LIBOR USD + 3.75%), 7/31/2026 (a)	498,737	495,568
Proampac PG Borrower LLC
5.00% (1 Month LIBOR USD + 4.00%), 11/3/2025 (a)	132,584	132,694
5.00% (3 Months LIBOR USD + 4.00%), 11/3/2025 (a)	348,666	348,955
Quikrete Holdings, Inc. 2.62% (1 Month LIBOR USD + 2.50%), 2/1/2027 (a)	485,448	482,846
RBS Global, Inc. 1.87% (1 Month LIBOR USD + 1.75%), 8/21/2024 (a)	162,285	162,342
Reynolds Group Holdings, Inc. 2.87% (1 Month LIBOR USD + 2.75%), 2/6/2023 (a)	164,135	163,635
Standard Aero Ltd. 3.75% (3 Months LIBOR USD + 3.50%), 4/6/2026 (a)	172,203	167,389
Titan Acquisition Ltd. 3.27% (3 Months LIBOR USD + 3.00%), 3/28/2025 (a)	488,692	479,605
TransDigm, Inc. 2.37% (1 Month LIBOR USD + 2.25%), 12/9/2025 (a)	419,537	411,408
		6,272,917
Technology - 13.6%
Applied Systems, Inc.
5.25% (Prime + 2.00%), 9/19/2024 (a)	3,399	3,390
3.50% (3 Months LIBOR USD + 3.00%), 9/19/2024 (a)	244,678	244,083
athenahealth, Inc. 4.45% (3 Months LIBOR USD + 4.25%), 2/11/2026 (a)	500,000	501,875
CCC Information Services, Inc. 4.00% (1 Month LIBOR USD + 3.00%), 4/29/2024 (a)	241,228	241,314
Dun & Bradstreet Corp. 3.36% (1 Month LIBOR USD + 3.25%), 2/6/2026 (a)	495,009	492,999
Epicor Software Corp. 4.00% (1 Month LIBOR USD + 3.25%), 7/30/2027 (a)	497,500	496,746
Finastra USA, Inc. 4.50% (3 Months LIBOR USD + 3.50%), 6/13/2024 (a)	247,970	243,380
McAfee LLC 3.87% (1 Month LIBOR USD + 3.75%), 9/30/2024 (a)	214,946	215,255
ON Semiconductor Corp. 2.12% (1 Month LIBOR USD + 2.00%), 9/18/2026 (a)	175,675	175,543
Sophia LP 4.50% (3 Months LIBOR USD + 3.75%), 10/7/2027 (a)	498,750	499,219
Tempo Acquisition LLC 3.75% (1 Month LIBOR USD + 3.25%), 11/2/2026 (a)	433,501	433,909
Ultimate Software Group In., 3.87% (1 Month LIBOR USD + 3.75%), 5/4/2026 (a)	247,487	247,573
Western Digital Corp. 1.87% (1 Month LIBOR USD + 1.75%), 4/28/2023 (a)	185,784	186,004
		3,981,290
Total Bank Loans
(Cost $25,877,847)		25,837,085

CORPORATE BONDS - 7.8%
Basic Materials - 0.4%
Constellium SE 5.75%, 05/15/2024	125,000	127,018
Communications - 0.9%
Sprint Communications, Inc. 6.00%, 11/15/2022	250,000	267,813
Consumer, Cyclical - 2.6%
American Builders & Contractors Supply Co, Inc. 4.00%, 01/15/2028	250,000	250,422
Golden Nugget, Inc. 6.75%, 10/15/2024 (b)	250,000	252,813
Scientific Games International, Inc. 5.00%, 10/15/2025 (b)	250,000	259,238
		762,473
Consumer, Non-cyclical - 1.9%
Ahern Rentals, Inc. 7.38%, 05/15/2023	250,000	225,781
JBS USA LUX SA/JBS USA Finance, Inc. 6.75%, 02/15/2028 (b)	250,000	275,387
Teva Pharmaceutical Finance Netherlands III BV 2.20%, 07/21/2021	65,000	65,041
		566,209
Financials - 1.0%
Ally Financial, Inc. 5.75%, 11/20/2025	250,000	284,346
Industrial - 1.0%
Sensata Technologies BV 5.63%, 11/01/2024 (b)	250,000	277,656
Total Corporate Bonds
(Cost $2,243,223)		2,285,515

CLOSED-END FUNDS - 0.1%	Shares
Eagle Point Credit Co., Inc.	1,905	22,822
Total Closed-End Funds
(Cost $33,494)		22,822

SHORT TERM INVESTMENTS - 9.9%
First American Treasury Obligations Fund - Class X, 0.03% (d)	2,907,904	2,907,904
Total Short Term Investments
(Cost $2,907,904)		2,907,904
TOTAL INVESTMENTS - 106.2%
(Cost $31,062,468)		31,053,326
LIABILITIES IN EXCESS OF OTHER ASSETS - (6.2%)		(1,807,196)
TOTAL NET ASSETS - 100.0%		$29,246,130

(a) Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2021.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(c) The loan will settle after March 31, 2021 at which time the interest rate will be determined.
(d) Seven-day yield as of March 31, 2021.

Ltd. - Private Limited Company
Plc - Public Limited Company
LP - Limited Partnership
LIBOR - London Interbank Offered Rate
USD - United States Dollar

PACIFIC GLOBAL ETFs
PACIFIC GLOBAL SENIOR LOAN ETF
Portfolio Allocations
March 31, 2021 (Unaudited)

Asset Type Allocation
Bank Loans	88.4%
Short Term Investments	9.9%
Corporate Bonds	7.8%
Closed-End Funds	0.1%
Total Investments	106.2%
Other Assets in Excess of Liabilities	(6.2)%
Net Assets	100.0%

Sector Allocation
Consumer, Cyclical	24.3%
Industrial	22.5%
Technology	13.6%
Consumer, Non-cyclical	12.4%
Communications	11.9%
Short Term Investments	9.9%
Financials	5.4%
Basic Materials	4.5%
Energy	1.6%
Closed-End Funds	0.1%
Total Investments	106.2%
Other Assets in Excess of Liabilities	(6.2)%
Net Assets	100.0%

Percentages indicated are based upon net assets.

PACIFIC GLOBAL ETFs
NOTES TO PORTFOLIOS OF INVESTMENTS
March 31, 2021 (Unaudited)

Securities Valuation

All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and Nasdaq Capital Market Exchange® (collectively “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs. These inputs may include executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described before are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Short-term securities, including repurchase agreements, that have maturities of less than 60 days at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued by the applicable investment adviser or sub-adviser at their respective fair values in accordance with pricing procedures adopted by the Trust’s Board of Trustees (the “Board”). When a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of March 31, 2021, based on the inputs used to value them:

Pacific Global Senior Loan ETF
Assets	Level 1	Level 2	Level 3	Total
Bank Loans	$-	$25,837,085	$-	$25,837,085
Corporate Bonds	-	2,285,515	-	2,285,515
Closed-End Funds	22,822	-	-	22,822
Short Term Investments	2,907,904	-	-	2,907,904
Total	$2,930,726	$28,122,600	$-	$31,053,326